Performance Management	Jul. 02, 2026
Kurv Energy Generation & Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Energy Fund has not yet launched, the performance section is omitted. When such information is included, this section will provide some indication of the risks of investing in the Energy Fund by showing changes in the Energy Fund’s performance history from year to year and showing how the Energy Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Energy Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Energy Fund. Updated performance information will be available on the Energy Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Energy Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Energy Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Energy Fund by showing changes in the Energy Fund’s performance history from year to year and showing how the Energy Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the Energy Fund has not yet launched, the performance section is omitted.
Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv Nuclear Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Nuclear Fund has not yet launched, the performance section is omitted. When such information is included, this section will provide some indication of the risks of investing in the Nuclear Fund by showing changes in the Nuclear Fund’s performance history from year to year and showing how the Nuclear Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Nuclear Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Nuclear Fund. Updated performance information will be available on the Nuclear Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Nuclear Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Nuclear Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Nuclear Fund by showing changes in the Nuclear Fund’s performance history from year to year and showing how the Nuclear Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the Nuclear Fund has not yet launched, the performance section is omitted.
Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv Space Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Space Fund has not yet launched, the performance section is omitted. When such information is included, this section will provide some indication of the risks of investing in the Space Fund by showing changes in the Space Fund’s performance history from year to year and showing how the Space Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Space Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Space Fund. Updated performance information will be available on the Space Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Space Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Space Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Space Fund by showing changes in the Space Fund’s performance history from year to year and showing how the Space Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the Space Fund has not yet launched, the performance section is omitted.
Performance Availability Website Address [Text]	www.kurvinvest.com